The Company, Business Activities and Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Composition of Gross and Net Revenues Recognized

The composition of the Company’s gross and net revenues recognized during the three and nine-months ended September 30, 2016 and 2017 is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2016	2017	2016	2017
Commercial revenues recognized upon delivery	$—	$3,602,194	$—	$12,298,790
Development services revenues recognized upon delivery	71,723	67,394	170,052	211,736
Commercial revenues recognized upon cash collection	975,557	102,234	1,761,457	1,158,277

Total gross revenues	1,047,280	3,771,822	1,931,509	13,668,803
Provisions for contractual discounts	—	(1,729,805)	—	(4,545,128)
Provisions for aged non-patient receivables	—	(152,889)	—	(598,532)
Provisions for estimated patient receivables	—	27,909	—	(90,931)
Provisions for other payer-specific sales allowances	—	(805,626)	—	(4,360,775)

Net revenues	$1,047,280	$1,111,411	$1,931,509	$4,073,437

Summary of Activity in Gross and Net Accounts Receivable Balances and Reserves

A summary of activity in the Company’s gross and net accounts receivable balances, as well as corresponding reserves, during the nine months ended September 30, 2017 is as follows:

	Balance at	Amounts	Settlements	Balance at
	December 31,	Recognized	Upon	September 30,
	2016	Upon Delivery	Adjudication	2017
Accounts receivable, gross	$128,969	$12,510,526	$(5,649,054)	$6,990,441
Reserve for contractual discounts	—	(4,545,128)	2,399,458	(2,145,670)
Reserve for aged non-patient receivables	—	(598,532)	70,950	(527,582)
Reserve for estimated patient receivables	—	(90,931)	1,072	(89,859)
Reserve for other payer-specific sales allowances	—	(4,360,775)	1,266,817	(3,093,958)

Accounts receivable, net	$128,969	$2,915,160	$(1,910,757)	$1,133,372

Summary of Third-Party Payers That Represent More Than 10% of Total Net Revenues and Total Net Accounts Receivable and Their Related Percentage

The Company’s third-party payers that represent more than 10% of total net revenues in any period presented, and their related net revenue amount as a percentage of total net revenues, during the three and nine-months ended September 30, 2016 and 2017 were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2016	2017	2016	2017
Medicare and Medicare Advantage	63%	45%	54%	41%
Blue Cross Blue Shield	15%	16%	12%	17%
United Healthcare	19%	14%	19%	12%

The Company’s third-party payers that represent more than 10% of total net accounts receivable, and their related net accounts receivable balance as a percentage of total net accounts receivable, at September 30, 2017 were as follows:

Blue Cross Blue Shield	27%
Medicare and Medicare Advantage	20%
United Healthcare	14%